Revenues - Disclosure of products sales by channel (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of disaggregation of revenue from contracts with customers [line items]
TOTAL PRODUCT SALES	€ 144,624	€ 114,797	€ 62,984
Direct product sales
Disclosure of disaggregation of revenue from contracts with customers [line items]
TOTAL PRODUCT SALES	119,305	75,968	60,306
Indirect product sales (Sales through distributors)
Disclosure of disaggregation of revenue from contracts with customers [line items]
TOTAL PRODUCT SALES	€ 25,320	€ 38,828	€ 2,678